STOCK-BASED COMPENSATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 252,000,000	$ 223,000,000
Current liabilities from share-based payment transactions	186,000,000	157,000,000
Non-current liabilities from share-based payment transactions	66,000,000	66,000,000
Intrinsic value of liabilities from share-based payment transactions	112,000,000	69,000,000
Expense from cash-settled share-based payment transactions	69,000,000	107,000,000
Weighted average exercise price of share options exercised in share-based payment arrangement	45.20	42.10
Unrecognized stock-based compensation expense, stock options	8,000,000	6,000,000
Stock-based compensation	65,000,000	61,000,000
Cash-settled stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 61.84	59.68
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion ratio	1
Awards authorized (in shares) | shares	65,000,000
Award vesting term	4 years
Grant exercise price determination term	5 days
Unrecognized stock-based compensation expense, period of recognition	4 years
Stock-based compensation	$ 17,000,000	$ 33,000,000
Stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award term	7 years
Stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award term	10 years
Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	439,435	489,835
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	1,575,605	1,540,158
Performance-based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting term	3 years
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	263,239	133,559
Unrecognized stock-based compensation expense, period of recognition	3 years
Performance-based RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	50.00%
Performance-based RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	150.00%
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion ratio	1
Award vesting term	3 years
Common Stock, Capital Shares Reserved for Future Issuance | shares	4,000,000
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	1,217,487	826,081
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	2,218,925.000000	1,811,845.000000	2,237,085
Unrecognized stock-based compensation expense, other than options | shares	59,000,000	41,000,000
Stock-based compensation	$ 51,000,000	$ 51,000,000
Performance-based DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting term	3 years
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	40,269	191,875
Unrecognized stock-based compensation expense, period of recognition	3 years
Performance-based DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	50.00%
Performance-based DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	150.00%
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting term	3 years
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	131,051	735,117
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	2,004,440.00000	2,327,647.000000	2,396,458
Unrecognized stock-based compensation expense, other than options | shares	7,000,000	22,000,000
Stock-based compensation	$ 30,000,000	$ 51,000,000
Employee Share Accumulation Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employee contribution percentage	10.00%
Amount of maximum annual employee contribution	$ 25,000
Stock-based compensation	$ 46,000,000	43,000,000
Employee Share Accumulation Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer percentage, matching contribution	25.00%
Employee Share Accumulation Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer percentage, matching contribution	50.00%
Equity derivatives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	$ (33,000,000)	$ (74,000,000)